Fair Value Measurement - Summary of Fair Value of Financial Liabilities Measured Using Level 3 Inputs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the period		$ (401)	$ (477)
Redemption of convertible bond security	[1]		(40)
Fair value at the end of the period		(51)	(401)
Nove Tide Acquisition [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustments to provisions for contingent consideration		(2)	(2)
Settlement of contingent consideration		2	2
Allergan transaction [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustments to provisions for contingent consideration		(30)	(270)
Settlement of contingent consideration		356	363
Eagle Transaction [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustments to provisions for contingent consideration		(22)	(31)
Settlement of contingent consideration		$ 46	$ 54

[1]	On September 29, 2023, Teva purchased $40 million of subordinated convertible bonds of Alvotech. On June 26, 2024, Alvotech announced its intention to exercise its redemption rights and redeemed the convertible bonds, which were paid to Teva in July 2024 (see note 2).